LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss:
Net Loss Attributable to Kaixin's Shareholders		$ (53,563)	$ (84,706)	$ (196,579)
Weighted Average Shares Used in Calculating Net Loss Per Share, basic	[1]	22,883,555	13,344,477	7,627,757
Weighted Average Shares Used in Calculating Net Loss Per Share, diluted	[1]	22,883,555	13,344,477	7,627,757
Net (loss) income per ordinary share attributable to Kaixin Auto Holdings' shareholders - basic:
Loss Per Share, basic	[1]	$ (2.34)	$ (6.35)	$ (25.77)
Loss Per Share	[1]	$ (2.34)	$ (6.35)	$ (25.77)
Dilutive security issued shares		0	0	0
Potential dilutive securities that were not included in the calculation of dilutive loss per share		11,143	11,143	11,143

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023.